Quarterly Holdings Report
for
Fidelity® Series Stock Selector Large Cap Value Fund
April 30, 2025
LDT-NPRT1-0625
1.950976.112
Common Stocks - 96.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 0.3%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Aptiv PLC	692,100	39,491,226
CANADA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Imperial Oil Ltd (a)	933,900	62,993,879
MEG Energy Corp	3,778,600	53,008,939

TOTAL CANADA		116,002,818
FRANCE - 1.0%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA	165,500	14,022,729
Information Technology - 0.9%
IT Services - 0.9%
Capgemini SE	682,668	108,989,540
TOTAL FRANCE		123,012,269
ISRAEL - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	508,800	7,891,488
PORTUGAL - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Galp Energia SGPS SA	2,566,800	39,769,440
TAIWAN - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	283,558	47,266,283
UNITED STATES - 93.1%
Communication Services - 4.3%
Diversified Telecommunication Services - 1.5%
Verizon Communications Inc	3,957,076	174,348,769
Entertainment - 1.0%
Walt Disney Co/The	1,269,426	115,454,295
Interactive Media & Services - 0.2%
Alphabet Inc Class A	149,339	23,715,033
Media - 1.6%
Comcast Corp Class A	4,500,321	153,910,979
Omnicom Group Inc (a)	550,315	41,911,990
		195,822,969
Wireless Telecommunication Services - 0.0%
T-Mobile US Inc	16,038	3,960,583
TOTAL COMMUNICATION SERVICES		513,301,649

Consumer Discretionary - 5.4%
Automobiles - 0.4%
General Motors Co	1,142,700	51,695,748
Hotels, Restaurants & Leisure - 2.0%
Hilton Worldwide Holdings Inc	421,700	95,084,916
McDonald's Corp	443,200	141,668,880
		236,753,796
Household Durables - 0.6%
Newell Brands Inc	207,300	990,894
Somnigroup International Inc	1,129,100	68,942,846
		69,933,740
Specialty Retail - 2.4%
Dick's Sporting Goods Inc	393,100	73,800,594
Lowe's Cos Inc	741,300	165,725,028
Williams-Sonoma Inc	303,400	46,866,198
		286,391,820
TOTAL CONSUMER DISCRETIONARY		644,775,104

Consumer Staples - 8.0%
Beverages - 2.1%
Coca-Cola Co/The	1,562,200	113,337,610
Coca-Cola Consolidated Inc	11,550	15,659,606
Constellation Brands Inc Class A	200,300	37,564,262
Keurig Dr Pepper Inc	1,608,800	55,648,392
Molson Coors Beverage Co Class B	77,400	4,452,822
Monster Beverage Corp (b)	136,900	8,230,428
PepsiCo Inc	106,100	14,385,038
		249,278,158
Consumer Staples Distribution & Retail - 2.2%
Albertsons Cos Inc Class A	373,300	8,205,134
Casey's General Stores Inc	18,500	8,557,915
Dollar General Corp	82,800	7,757,532
Performance Food Group Co (b)	80,900	6,525,394
Target Corp	291,700	28,207,390
Walmart Inc	2,093,713	203,613,589
		262,866,954
Food Products - 0.9%
Archer-Daniels-Midland Co	272,900	13,030,975
Bunge Global SA	170,000	13,382,400
Conagra Brands Inc	93,200	2,302,972
Freshpet Inc (b)	36,700	2,698,918
Hershey Co/The	21,600	3,611,304
JM Smucker Co	168,800	19,626,376
Kraft Heinz Co/The	101,200	2,944,920
Lamb Weston Holdings Inc	128,300	6,775,523
Mondelez International Inc	658,052	44,833,083
		109,206,471
Household Products - 1.5%
Energizer Holdings Inc	91,700	2,479,568
Procter & Gamble Co/The	1,062,472	172,726,073
Reynolds Consumer Products Inc	152,600	3,509,800
		178,715,441
Personal Care Products - 0.3%
Estee Lauder Cos Inc/The Class A	91,500	5,486,340
Kenvue Inc	1,117,400	26,370,640
		31,856,980
Tobacco - 1.0%
Philip Morris International Inc	701,700	120,243,312
TOTAL CONSUMER STAPLES		952,167,316

Energy - 5.3%
Oil, Gas & Consumable Fuels - 5.3%
Cheniere Energy Inc	283,200	65,450,352
Core Natural Resources Inc	454,558	32,823,633
Exxon Mobil Corp	2,772,300	292,838,049
Phillips 66	923,500	96,099,410
Shell PLC ADR	1,186,200	76,486,176
Targa Resources Corp	434,900	74,324,410
		638,022,030
Financials - 22.5%
Banks - 7.8%
Bank of America Corp	6,659,715	265,589,434
Comerica Inc (a)	571,700	30,728,875
First Horizon Corp	3,298,066	59,629,033
JPMorgan Chase & Co	597,638	146,194,208
KeyCorp	1,985,434	29,463,841
US Bancorp	3,639,678	146,824,611
Wells Fargo & Co	3,556,094	252,518,235
		930,948,237
Capital Markets - 6.5%
Bank of New York Mellon Corp/The	1,768,379	142,195,355
Blackrock Inc	145,584	133,101,628
Charles Schwab Corp/The	1,698,950	138,294,530
Intercontinental Exchange Inc	739,652	124,239,346
KKR & Co Inc Class A	73,200	8,364,564
LPL Financial Holdings Inc	146,441	46,830,367
MarketAxess Holdings Inc	406,354	90,043,983
Morgan Stanley	395,502	45,648,841
State Street Corp	514,675	45,342,868
		774,061,482
Consumer Finance - 0.3%
SLM Corp	1,525,800	44,110,878
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	326,737	16,258,432
Apollo Global Management Inc	328,072	44,775,267
Berkshire Hathaway Inc Class B (b)	152,568	81,356,886
Block Inc Class A (b)	630,433	36,861,418
Fiserv Inc (b)	557,726	102,939,488
		282,191,491
Insurance - 5.5%
Arthur J Gallagher & Co	481,557	154,430,514
Chubb Ltd	753,600	215,589,889
Hartford Insurance Group Inc/The	1,555,426	190,804,107
Progressive Corp/The	40,900	11,523,166
The Travelers Companies, Inc.	327,530	86,510,499
		658,858,175
TOTAL FINANCIALS		2,690,170,263

Health Care - 13.4%
Biotechnology - 2.3%
AbbVie Inc	622,500	121,449,750
Gilead Sciences Inc	701,400	74,727,156
Moderna Inc (b)	63,300	1,806,582
Regeneron Pharmaceuticals Inc	52,000	31,135,520
Vertex Pharmaceuticals Inc (b)	79,200	40,352,400
		269,471,408
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	845,600	110,562,200
Becton Dickinson & Co	362,100	74,987,289
Boston Scientific Corp (b)	1,426,000	146,692,620
Edwards Lifesciences Corp (b)	218,500	16,494,565
Medtronic PLC	327,000	27,716,520
Stryker Corp	252,400	94,377,408
		470,830,602
Health Care Providers & Services - 3.7%
Cencora Inc	265,300	77,645,351
Centene Corp (b)	149,659	8,957,091
Cigna Group/The	163,700	55,664,548
CVS Health Corp	607,500	40,526,325
HCA Healthcare Inc	50,800	17,530,064
Humana Inc	49,850	13,072,664
McKesson Corp	16,700	11,903,593
Molina Healthcare Inc (b)	101,700	33,256,917
Tenet Healthcare Corp (b)	34,400	4,917,480
UnitedHealth Group Inc	443,400	182,432,496
		445,906,529
Life Sciences Tools & Services - 1.1%
Danaher Corp	77,100	15,368,343
Thermo Fisher Scientific Inc	283,200	121,492,800
		136,861,143
Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co	726,700	36,480,340
Johnson & Johnson	1,145,306	179,022,781
Pfizer Inc	2,371,100	57,878,551
		273,381,672
TOTAL HEALTH CARE		1,596,451,354

Industrials - 13.6%
Aerospace & Defense - 5.6%
Boeing Co (b)	1,356,815	248,622,781
GE Aerospace	734,952	148,122,226
Howmet Aerospace Inc	594,700	82,413,526
Northrop Grumman Corp	253,056	123,111,744
RTX Corp	499,892	63,051,378
		665,321,655
Air Freight & Logistics - 0.1%
FedEx Corp	91,937	19,337,109
Electrical Equipment - 0.4%
Emerson Electric Co	489,400	51,440,834
Ground Transportation - 3.5%
Knight-Swift Transportation Holdings Inc	1,446,700	56,667,239
Norfolk Southern Corp	1,024,400	229,516,820
U-Haul Holding Co Class N	2,309,083	126,537,748
		412,721,807
Industrial Conglomerates - 0.3%
3M Co	282,516	39,244,298
Machinery - 3.7%
Allison Transmission Holdings Inc	2,293,200	211,524,768
Westinghouse Air Brake Technologies Corp	1,237,500	228,615,750
		440,140,518
TOTAL INDUSTRIALS		1,628,206,221

Information Technology - 7.5%
Communications Equipment - 1.4%
Cisco Systems Inc	2,934,745	169,422,829
Electronic Equipment, Instruments & Components - 1.6%
Crane NXT Co	358,500	16,820,820
Jabil Inc	329,500	48,291,520
TD SYNNEX Corp	618,500	68,529,800
Vontier Corp	1,895,444	60,294,074
		193,936,214
IT Services - 0.9%
Amdocs Ltd	1,198,612	106,173,051
Semiconductors & Semiconductor Equipment - 2.1%
GlobalFoundries Inc (b)	1,283,700	45,019,359
Marvell Technology Inc	652,800	38,103,936
ON Semiconductor Corp (b)	1,881,200	74,683,640
QUALCOMM Inc	573,200	85,097,272
		242,904,207
Software - 1.0%
Dropbox Inc Class A (b)	2,399,900	68,517,145
Zoom Communications Inc Class A (b)	663,500	51,447,790
		119,964,935
Technology Hardware, Storage & Peripherals - 0.5%
Seagate Technology Holdings PLC	638,000	58,077,139
TOTAL INFORMATION TECHNOLOGY		890,478,375

Materials - 3.7%
Chemicals - 1.5%
Chemours Co/The	2,629,700	32,555,686
Corteva Inc	1,428,500	88,552,715
Olin Corp	1,287,251	27,830,367
Westlake Corp	323,000	29,854,890
		178,793,658
Construction Materials - 0.7%
CRH PLC	942,400	89,923,808
Containers & Packaging - 1.5%
International Paper Co	1,431,200	65,377,216
O-I Glass Inc (b)	3,734,093	47,273,617
Smurfit WestRock PLC	1,559,600	65,534,392
		178,185,225
TOTAL MATERIALS		446,902,691

Real Estate - 4.7%
Health Care REITs - 0.8%
Welltower Inc	624,900	95,353,491
Industrial REITs - 0.2%
Prologis Inc	286,063	29,235,639
Office REITs - 0.1%
Kilroy Realty Corp	511,200	16,107,911
Real Estate Management & Development - 0.2%
CBRE Group Inc Class A (b)	238,500	29,139,930
Residential REITs - 1.2%
Invitation Homes Inc	2,447,000	83,662,930
Mid-America Apartment Communities Inc	159,400	25,448,210
Sun Communities Inc	279,600	34,790,628
		143,901,768
Retail REITs - 0.4%
Curbline Properties Corp	712,398	16,306,790
NNN REIT Inc	734,100	30,178,851
		46,485,641
Specialized REITs - 1.8%
American Tower Corp	275,200	62,032,832
CubeSmart	1,359,700	55,298,999
Equinix Inc	78,050	67,181,538
Public Storage Operating Co	66,800	20,068,724
		204,582,093
TOTAL REAL ESTATE		564,806,473

Utilities - 4.7%
Electric Utilities - 3.1%
Constellation Energy Corp	362,733	81,049,062
Edison International	901,401	48,233,967
Evergy Inc	1,077,300	74,441,430
Eversource Energy	1,429,600	85,032,608
PG&E Corp	5,255,148	86,815,045
		375,572,112
Independent Power and Renewable Electricity Producers - 0.7%
AES Corp/The	4,551,700	45,517,000
Vistra Corp	248,900	32,264,907
		77,781,907
Multi-Utilities - 0.9%
Sempra	1,485,100	110,298,377
TOTAL UTILITIES		563,652,396

TOTAL UNITED STATES		11,128,933,872
TOTAL COMMON STOCKS (Cost $9,473,760,921)		11,502,367,396

Domestic Equity Funds - 1.0%
	Shares	Value ($)
iShares Russell 1000 Value ETF (a) (Cost $120,298,773)	647,700	118,056,279

Money Market Funds - 2.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	305,493,183	305,554,281
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	43,540,346	43,544,700
TOTAL MONEY MARKET FUNDS (Cost $349,098,121)			349,098,981

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $9,943,157,815)	11,969,522,656
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(17,148,861)
NET ASSETS - 100.0%	11,952,373,795

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	162,815,033	696,303,056	553,563,808	2,679,565	-	-	305,554,281	305,493,183	0.5%
Fidelity Securities Lending Cash Central Fund	55,457,250	441,891,602	453,804,152	21,811	-	-	43,544,700	43,540,346	0.1%
Total	218,272,283	1,138,194,658	1,007,367,960	2,701,376	-	-	349,098,981

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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